Commitment and Contingencies (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 05, 2025	Apr. 28, 2025	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 24, 2025	Jul. 25, 2025	May 22, 2025	Sep. 30, 2024
Subsidiary, Sale of Stock [Line Items]
Advances on Inventory Purchases			$ 50,000,000		$ 50,000,000
Structuring Fee Amount			$ 30,000		$ 30,000
Common Stock, Shares, Issued			16,516,603		14,521,094		200,000		11,000,000
Payable, Common Stock Redeemed			$ 250,000		$ 250,000
Deferred Costs, Noncurrent			1,350,000		1,350,000
Sale of Stock, Consideration Received Per Transaction			$ 9,455		$ 9,455
Sale of Stock, Number of Shares Issued in Transaction	264,112	9,735,888	9,735,888		9,735,888
Debt Related Commitment Fees and Debt Issuance Costs			$ 140,000		$ 390,000
Shares, Issued					35,000			280,534
Accrued Sales Commission								$ 50,000
Prepaid Taxes						$ 50,000
Additional Prepaid Advance Fee						$ 50,000
Consulting fees			350,000
Consisting			600,000
Cash component			250,000
Equity component value			$ 350,000
Issuance of shares			35,000
Share price			$ 10.00		$ 10.00
Paid agreement to company			$ 250,000
Stock-based compensation liability			$ 350,000
Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Common Stock, Shares, Issued			200,000		200,000
Commitments contingencies			$ 500,000		$ 500,000
Sale of Stock, Consideration Received Per Transaction			$ 470,000		$ 470,000
Sale of Stock, Number of Shares Issued in Transaction			200,000		200,000
Crypto Assets [Member]
Subsidiary, Sale of Stock [Line Items]
Shares, Issued			250,000		250,000